Cover	Oct. 01, 2025
Cover [Abstract]
Entity Registrant Name	WidePoint Corporation
Entity Central Index Key	0001034760
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 01, 2025
Entity File Number	001-33035
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	52-2040275
Entity Address Address Line 1	11250 Waples Mill Road
Entity Address Address Line 2	South Tower 210
Entity Address City Or Town	Fairfax
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22030
City Area Code	703
Local Phone Number	349-2577
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	WYY
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false